July 31, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The 787 Fund, Inc. – Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File Nos. 333-141582 and 811-22041)

Dear Sir or Madam:

Please find enclosed for filing on behalf of The 787 Fund, Inc. (the “Fund”), pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Pre-Effective Amendment No. 1 (the “Pre-Effective Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Fund.

The Fund is filing the Pre-Effective Amendment to respond to comments received on April 20, 2007 from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on the Registration Statement as filed with the SEC on March 26, 2007, to update disclosures throughout the Registration Statement, to include exhibits and other information not included in the Registration Statement and to make other minor clarifying, updating and stylistic changes. The Pre-Effective Amendment is marked to show changes made since the previous filing.

Upon resolution of all SEC staff comments, the Fund and its principal underwriter intend to submit to the SEC staff requests to accelerate the effective date of the Registration Statement. The Fund currently is scheduled to commence the public offering of its shares as soon as reasonably practicable after the SEC declares the Registration Statement to be effective.

U.S. Securities and Exchange Commission

July 31, 2007

If you have any questions or comments concerning the foregoing, please contact the undersigned at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosure

cc:	Patricia Louie
AXA Equitable Life Insurance Company

Arthur J. Brown
Kirkpatrick & Lockhart Preston Gates Ellis LLP